Debentures (Details 1) $ in Thousands	Dec. 31, 2021 CAD ($)
Debentures Details1 [Line Items]
2022	$ 2,705
2023	19,717
2024	18,953
Long-term debentures due and payable	41,375
Principal component of quarterly payment [member]
Debentures Details1 [Line Items]
2022	2,705
2023	3,296
2024	941
Long-term debentures due and payable	6,942
Principal due on maturity [member]
Debentures Details1 [Line Items]
2023	16,421
2024	18,012
Long-term debentures due and payable	$ 34,433